Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
32.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

			As of December 31,
	Notes		2017	2018
			RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents			845,632	590,470	85,880
Restricted cash			71,412	—	—
Short-term investments			548,873	150,990	21,961
Prepaid expenses and other current assets			131,834	98,337	14,303
Amount due from a related party	(b	)	26,137	—	—
Amounts due from subsidiaries	(b	)	4,285,743	5,062,149	736,259

Total current assets			5,909,631	5,901,946	858,403

Non-current assets
Investments in subsidiaries and Consolidated VIEs			1,259,455	1,364,685	198,485

Total non-current assets			1,259,455	1,364,685	198,485

Total assets			7,169,086	7,266,631	1,056,888

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables			70,504	56,656	8,241
Accounts payable			6,351	2,725	396
Interest payable			56,809	53,965	7,849
Amount due to a related party	(b	)	39,068	—	—
Amounts due to subsidiaries	(b	)	17,613	21,242	3,090

Total current liabilities			190,345	134,588	19,576

Non-current liabilities
Bonds payable	(d	)	1,929,208	2,037,836	296,391

Total non-current liabilities			1,929,208	2,037,836	296,391

Total liabilities			2,119,553	2,172,424	315,967

Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,200,000,000 shares authorized; 496,636,128 and 499,706,628 shares issued and outstanding as of December 31, 2017 and 2018, respectively)			34	34	5
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 174,649,638 and 174,649,638 shares issued and outstanding as of December 31, 2017 and 2018, respectively)			12	12	2
Additional paid-in capital			8,980,407	9,141,494	1,329,574
Accumulated other comprehensive (loss) income			(2,673)	85,979	12,505
Accumulated deficit			(3,590,564)	(3,795,629)	(552,051)
Treasury stock			(337,683)	(337,683)	(49,114)

Total shareholders’ equity			5,049,533	5,094,207	740,921

Total liabilities and shareholders’ equity			7,169,086	7,266,631	1,056,888

Condensed	statements of operations

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(124,450)	(145,890)	(65,949)	(9,592)
Changes in the fair value of contingent purchase consideration payables	93,307	(937)	13,905	2,022

Operating loss	(31,143)	(146,827)	(52,044)	(7,570)
Other loss	(169,915)	(95,210)	(262,186)	(38,134)
Share of (losses) profit from subsidiaries and Consolidated VIEs	(432,540)	(530,693)	109,165	15,877

Loss before income taxes	(633,598)	(772,730)	(205,065)	(29,827)
Income tax expense	—	—	—	—

Net loss	(633,598)	(772,730)	(205,065)	(29,827)

Condensed	statements of comprehensive loss

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net loss	(633,598)	(772,730)	(205,065)	(29,827)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	142,526	(120,963)	88,652	12,894

Other comprehensive income (loss), net of tax of nil:	142,526	(120,963)	88,652	12,894

Comprehensive loss	(491,072)	(893,693)	(116,413)	(16,933)

Comprehensive loss attributable to the Company’s ordinary shareholders	(491,072)	(893,693)	(116,413)	(16,933)

Condensed	statements of cash flows

	For the years ended December 31,
	2016 (As adjusted)	2017 (As adjusted)	2018
	RMB	RMB	RMB	US$
Net cash used in operating activities	(78,567)	(18,324)	(166,068)	(24,154)
Net cash used in investing activities	(617,613)	(1,291,042)	(203,651)	(29,620)
Net cash generated from (used in) financing activities	2,254,577	(130,187)	43,145	6,275

Net increase (decrease) in cash and cash equivalents and restricted cash	1,558,397	(1,439,553)	(326,574)	(47,499)
Cash and cash equivalents and restricted cash at beginning of the year	798,200	2,356,597	917,044	133,379

Cash and cash equivalents and restricted cash at end of the year	2,356,597	917,044	590,470	85,880

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, (“ASC 323-10”), and such investments are presented on the balance sheet as “Investments in subsidiaries and Consolidated VIEs” and the share of the subsidiaries’ profit or loss are presented as “Share of (losses) profits of subsidiaries and Consolidated VIEs” on the condensed statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b)	Related party transactions

The Company had the following related party balances as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Amounts due from subsidiaries
- 21Vianet HK	4,143,269	4,938,618	718,292
- HongKong Fastweb Holdings Co., Ltd.	61,637	65,976	9,596
- 21V Mobile	50,453	52,579	7,647
- Ventures	25,549	—	—
- WiFire Open Network Group Ltd.	4,170	4,277	622
- WiFire Group Inc.	653	686	100
- Others	12	13	2

	4,285,743	5,062,149	736,259

Amount due from a related party
Current:
- Seller of iJoy	26,137	—	—

Amounts due to subsidiaries
- 21Vianet Beijing	17,595	18,351	2,669
- Others	18	2,891	421

	17,613	21,242	3,090

	As of December 31,
	2017	2018
	RMB	RMB	US$
Amount due to a related party
Current:
- Seller of iJoy	39,068	—	—

(c)	Commitments

Operating	lease commitments

The Company leases a facility in the United States under non-cancelable operating lease expiring on March 1, 2025. For the years ended December 31, 2016, 2017 and 2018, total rental expense for the operating lease amounted to RMB15,824, RMB5,366 and RMB10,848 (US$1,578), respectively.

As of December 31, 2018, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to data center space consisting of the following:

	RMB	US$
2019	7,878	1,146
2020	7,564	1,100
2021	7,564	1,100
2022	7,564	1,100
2023 and thereafter	8,941	1,300

	39,511	5,746

(d)	Bonds payable

On August 17, 2017, the Company issued and sold bonds with an aggregate principal amount of US$200,000 at a coupon rate of 7% per annum or the Original Bonds. On September 29, 2017, the Company issued and sold follow-on bonds with an aggregate principal amount of US$100,000 at a coupon rate of 7% per annum, or the Bonds. The Bonds were priced at a slight premium of 100.04%, with an effective yield of 6.98% (collectively, “2020 Notes”). The 2020 Notes will mature on August 17, 2020. The 2020 Notes were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the 2020 Notes is payable semi-annually in arrears on August 17 and February 17 in each year, beginning from February 17, 2018.

Net proceeds from the 2020 Notes after deducting issuance costs were RMB1,926,419. The proceeds from issuance of 2020 Notes will be used for refinancing outstanding indebtedness, fund future capital needs, and for general corporate purposes.

The 2020 Notes are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including accounts payable) of the Company’s subsidiaries and Consolidated VIEs.